CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Administrative expenses
Management and consulting fees	$ 634,169	$ 18,350
Professional fees	295,193	236,149
Insurance	262,315	7,397
Listing and filing fees	164,837	9,061
Share-based compensation	162,628
Marketing	139,655	2,607
Investor relations	34,294	2,073
General and administrative	12,299	12,851
Travel expenses	11,377
Depreciation	527	780
Operating loss	(1,717,294)	(289,268)
Unrealized fair value loss on marketable securities	(174,634)	(108,653)
Realized gain on marketable securities		6,443
Interest and finance income	183,213
Foreign exchange gain (loss)	640,324	(9,627)
Net loss for the year	(1,068,391)	(401,105)
Items that may be subsequently reclassified to earnings or loss:
Currency translation adjustments	(718,921)	21,461
Comprehensive loss for the year	$ (1,787,312)	$ (379,644)
Loss per share - basic and diluted
Basic | (per share)	$ (0.09)	$ (0.04)
Diluted | (per share)	$ (0.09)	$ (0.04)
Weighted average number of shares
Basic | shares	11,985,877	9,516,560
Diluted | shares	11,985,877	9,516,560